UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5454
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.	March 31, 2005 (Unaudited)

Long-Term Municipal Investments--99.3%
	Principal
	Amount ($)		Value ($)
New Jersey--92.5%

Atlantic County Utilities Authority,
Solid Waste System Revenue:
7%, 3/1/2008	3,450,000		3,484,845
7.125%, 3/1/2016	13,250,000		13,383,825

Bayshore Regional Sewer Authority, Sewer Revenue
5.50%, 4/1/2012 (Insured; MBIA) (Prerefunded 4/1/2006)	2,000,000	a	2,096,380

Bordentown Sewer Authority, Revenue
5.375%, 12/1/2020 (Insured; FGIC)	3,880,000		4,188,693

Burlington County Bridge Commission, Lease Revenue
County Guaranteed (Government Leasing Project)
5.25%, 8/15/2021	1,000,000		1,060,010

Camden Zero Coupon, 2/15/2012 (Insured; FSA)	4,385,000		3,327,338

Carteret Board of Education, COP
6%, 1/15/2024 (Insured, MBIA)	440,000		489,958

Delaware River and Bay Authority, Revenue:
5%, 1/1/2027 (Insured; MBIA)	3,220,000		3,333,730
5.75%, 1/1/2029 (Insured; AMBAC)	5,000,000		5,580,500

East Orange:
Zero Coupon, 8/1/2010 (Insured; FSA)	4,240,000		3,479,302
Zero Coupon, 8/1/2011 (Insured; FSA)	2,500,000		1,952,275

East Orange Board of Education, COP, LR:
Zero Coupon, 2/1/2021 (Insured; FSA)	935,000		451,222
Zero Coupon, 2/1/2026 (Insured; FSA)	945,000		347,155
Zero Coupon, 2/1/2028 (Insured; FSA)	2,345,000		772,115

Essex County Improvement Authority, Lease
Revenue (County Correctional Facility Project)
6%, 10/1/2025 (Insured; FGIC) (Prerefunded 10/1/2010)	10,000,000	a	11,307,700

Gloucester Township Municipal Utilities Authority, Sewer
Revenue 5.65%, 3/1/2018 (Insured; AMBAC)	2,530,000		2,852,828

Hudson County, COP (Correctional Facilities)
5%, 12/1/2021 (Insured; MBIA)	8,460,000		8,901,866

Hudson County Improvement Authority,
LR (County Services Building Project)
5%, 4/1/2035 (Insured; AMBAC)	2,500,000		2,584,500

Jersey City:
Zero Coupon, 5/15/2010 (Insured; FSA)	4,745,000		3,928,243
6%, 10/1/2008 (Insured; AMBAC)	2,490,000		2,729,936

Mercer County Improvement Authority, Revenue
(County Courthouse Project) 5.75%, 11/1/2017	500,000		536,390

Middlesex County Improvement Authority, Revenue:
Lease (Perth Amboy Municipal Complex Project):
5.375%, 3/15/2020 (Insured; FGIC)	1,645,000		1,791,487
5.375%, 3/15/2021 (Insured; FGIC)	1,730,000		1,880,735

Utility System (Perth Amboy Project):
Zero Coupon 9/1/2020 (Insured; AMBAC)	4,900,000		2,447,060
Zero Coupon 9/1/2022 (Insured; AMBAC)	5,000,000		2,243,400

New Brunswick Parking Authority, Guaranteed Parking
Revenue 5%, 9/1/2024 (Insured; MBIA)	1,220,000		1,262,724

State of New Jersey:
6%, 7/15/2010 (Insured; MBIA)	7,400,000		8,324,482
6%, 5/1/2016 (Prerefunded 5/1/2010)	3,695,000	a	4,151,259

New Jersey Building Authority,
State Building Revenue:
5.25%, 12/15/2020 (Insured; FSA)
(Prerefunded 12/15/2012)	2,000,000	a	2,208,760
5%, 12/15/2021 (Insured; FSA)
(Prerefunded 12/15/2012)	1,000,000	a	1,087,740

New Jersey Economic Development Authority,
Cigarette Tax Revenue 5.75%, 6/15/2029	2,500,000		2,628,300
(Department of Human Services):
6.10%, 7/1/2017	4,200,000		4,584,090
6.25%, 7/1/2024	1,320,000		1,454,587
District Heating and Cooling
(Trigen - Trenton District Energy Co. L.P. Project):
6.20%, 12/1/2007	3,675,000		3,698,189
6.20%, 12/1/2010	4,040,000		4,054,706
Economic Development
(Masonic Charity Foundation of New Jersey):
5.875%, 6/1/2018	2,750,000		3,015,925
5.50%, 6/1/2021	1,920,000		2,059,526
6%, 6/1/2025	1,000,000		1,105,110
5.25%, 6/1/2032	600,000		629,112
First Mortgage (The Evergreens):
6%, 10/1/2017	650,000		666,042
6%, 10/1/2022	700,000		712,334
Health, Hospital and Nursing Home
(Hillcrest Health Service):
Zero Coupon, 1/1/2012 (Insured; AMBAC)	1,000,000		759,110
Zero Coupon, 1/1/2013 (Insured; AMBAC)	1,000,000		722,130
Zero Coupon, 1/1/2015 (Insured; AMBAC)	3,250,000		2,117,018
Zero Coupon, 1/1/2017 (Insured; AMBAC)	5,000,000		2,948,750
Zero Coupon, 1/1/2018 (Insured; AMBAC)	2,500,000		1,402,575
Zero Coupon, 1/1/2020 (Insured; AMBAC)	6,500,000		3,292,380
Zero Coupon, 1/1/2022 (Insured; AMBAC)	6,000,000		2,726,400
Local or Guaranteed Housing,
First Mortgage (Fellowship Village):
5.50%, 1/1/2018	2,950,000		2,968,703
5.50%, 1/1/2025	3,000,000		2,965,920
(Morris Hall / Saint Lawrence Inc. Project)
5.50%, 4/1/2027 (LOC; Wachovia Bank N.A.)
(Prerefunded 4/1/2006)	3,000,000	a	3,144,570
Motor Vehicle Surcharge Revenue:
Zero Coupon, 7/1/2020 (Insured; MBIA)	3,750,000		1,878,450
Zero Coupon, 7/1/2021 (Insured; MBIA)	2,620,000		1,244,317
(School Facilities Construction)
8.266%, 6/15/2018 (Insured; AMBAC)	5,000,000	b,c	5,941,150
State Lease (State Office Buildings Project):
6%, 6/15/2014 (Insured; AMBAC)	2,425,000		2,728,513
6.125%, 6/15/2018 (Insured; AMBAC)	7,535,000		8,522,688
Waste Paper Recycling (Marcal Paper Mills Inc. Project):
6.25%, 2/1/2009	5,440,000		5,441,251
8.50%, 2/1/2010	3,955,000		3,842,401

New Jersey Educational Facilities Authority, Revenue:

(Farleigh Dickinson University) 6%, 7/1/2020	2,535,000		2,768,778
(Higher Education Capital Improvement Fund)
5%, 9/1/2021 (Insured; FSA)	5,270,000		5,559,270
(Public Library Project)
5%, 9/1/2022 (Insured; AMBAC)	5,500,000		5,720,825
(Rowan University):
5.25%, 7/1/2015 (Insured; FGIC)	2,130,000		2,327,920
4.50%, 7/1/2030 (Insured; AMBAC)	2,000,000		1,942,540
5.75%, 7/1/2030 (Insured; FGIC)	15,405,000		17,158,705
(Stevens Institute of Technology)
5.375, 7/1/2034	2,500,000		2,585,025
(William Patterson University):
5.125%, 7/1/2021 (Insured; FGIC)	2,430,000		2,588,193
5%, 7/1/2028 (Insured; FGIC)	2,000,000		2,078,680

New Jersey Environmental Infrastructure Trust
5.25%, 9/1/2018	4,070,000		4,380,012

New Jersey Health Care Facilities Financing Authority,
Health, Hospital and Nursing Home Revenue:
(Atlantic City Medical Center):
6%, 7/1/2012	3,000,000		3,341,220
6.25%, 7/1/2017	5,000,000		5,646,200
(Capital Health System Obligated Group)
5.75%, 7/1/2023	3,000,000		3,177,360
(General Hospital Center at Passaic)
6.75%, 7/1/2019 (Insured; FSA)	550,000		681,136
(Saint Clare's Hospital Inc.)
5.25%, 7/1/2022	5,260,000		5,506,747
(Raritan Bay Medical Center) 7.25%, 7/1/2014	3,010,000		3,175,399
(Saint Barnabas Health)
Zero Coupon, 7/1/2023 (Insured; MBIA)	5,500,000		2,341,240
(Saint Elizabeth Hospital Obligated Group):
6%, 7/1/2014	2,500,000		2,561,275
6%, 7/1/2020	3,120,000		3,225,799

New Jersey Higher Education Assistance Authority, Student
Loan Revenue 6.125%, 6/1/2017 (Insured; MBIA)	440,000		442,688

New Jersey Highway Authority, Revenue (Garden State
Parkway) 6%, 1/1/2019	6,645,000		7,752,123

New Jersey Housing and Mortgage Finance Agency, Revenue:
Home Buyer:
5.75%, 4/1/2018 (Insured; MBIA)	1,650,000		1,718,607
5.30%, 4/1/2026 (Insured; MBIA)	3,900,000		3,998,007
Multi-Family Housing:
5.70%, 5/1/2020 (Insured; FSA)	2,640,000		2,803,337
5.75%, 5/1/2025 (Insured; FSA)	895,000		937,092
5.65%, 5/1/2040 (Insured; AMBAC, FHA)	5,250,000		5,481,525

New Jersey Transit Corp., Lease Purchase Agreement, COP:
Federal Transit Administration Grants
5.75%, 9/15/2014 (Insured; AMBAC)
(Prerefunded 9/15/2010)	5,000,000	a	5,587,650
(Raymond Plaza East Inc.)
6.50%, 10/1/2016 (Insured; FSA)
(Prerefunded 4/1/2007)	3,945,000	a	4,259,890

New Jersey Transportation Trust Fund Authority
(Transportation System):
7%, 6/15/2012 (Insured; MBIA)	3,745,000		4,491,041
7%, 6/15/2012
(Insured; MBIA) (Prerefunded 6/15/2012)	2,255,000	a	2,723,161
7.278%, 6/15/2014	12,750,000	b,c	14,655,615

5%, 6/15/2016 (Insured; FSA) (Prerefunded 6/15/2009)	10,610,000	a	11,351,109
9.652%, 12/15/2018	4,500,000	b,c	5,775,570
9.652%, 12/15/2019	4,000,000	b,c	5,133,840

New Jersey Turnpike Authority, Turnpike Revenue:
6.50%, 1/1/2016 (Insured; FSA)	1,000,000		1,188,560
6.50%, 1/1/2016	60,000		70,520
~~6.50~~%, 1/1/2016 (Prerefunded; 1/1/2016)	160,000	a	189,214
6.50%, 1/1/2016 (Insured; MBIA)	4,730,000		5,621,889
6.50%, 1/1/2016 (Insured; MBIA) (Prerefunded 1/1/2016)	17,935,000	a	21,209,752
5%, 1/1/2035 (Insured; AMBAC)	8,000,000		8,107,360

North Hudson Sewer Authority, Sewer Revenue
5.25%, 8/1/2019 (Insured; FGIC)	1,000,000		1,077,990

North Jersey District Water Supply Commission,
Sewer Revenue (Wanaque South Project)
6%, 7/1/2019 (Insured; MBIA)	2,000,000		2,304,900

Port Authority of New York and New Jersey:
Port, Airport, and Marina Improvements Revenue:
(Consolidated Bond 119th Series)
5.50%, 9/15/2016 (Insured; FGIC)	4,650,000		4,844,928
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000		15,823,080
(Consolidated Bond 124th Series)
5%, 8/1/2019	1,000,000		1,022,220
Special Obligation Revenue
(JFK International Air Terminal)
6.25%, 12/1/2015 (Insured; MBIA)	5,000,000		5,687,600

Rahway, COP 5.625%, 2/15/2020 (Insured; MBIA)	600,000		655,212

Rahway Redevelopment Agency,
Public Library Revenue
5%, 10/15/2022 (Insured; FGIC)	3,580,000		3,751,661

South Jersey Transportation Authority, Transportation
System Revenue 5%, 11/1/2033	2,500,000		2,591,800

Tobacco Settlement Financing Corp.:
7%, 6/1/2041	10,485,000		11,240,339
5.75%, 6/1/2032	8,070,000		8,041,755

Union County Improvement Authority, Revenue
(Correctional Facility Project) 5%, 6/15/2022	3,155,000		3,278,518

Union County Utilities Authority, Solid Waste
Revenue (Ogden Martin)
5.375%, 6/1/2020 (Insured; AMBAC)	4,990,000		5,259,211

University of Medicine and Dentistry
5.50%, 12/1/2027 (Insured; AMBAC)	15,425,000		16,814,484

West Deptford Township
5.50%, 9/1/2019 (Insured; FGIC)	1,800,000		1,988,136

West Orange Board of Education, COP
6%, 10/1/2024 (Insured; MBIA)	500,000		561,570

Western Monmouth Utilities Authority, Sewer Revenue
5.60%, 2/1/2014 (Insured; AMBAC)	2,190,000		2,235,026

U.S. Related --6.8%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 5.75%, 7/1/2012
(Prerefunded 7/1/2010)	3,000,000	a	3,323,250

Commonwealth of Puerto Rico
5.65%, 7/1/2015 (Insured; MBIA)	2,000,000		2,282,360

Puerto Rico Highway and Transportation Authority,
Transportation Revenue 5.75%, 7/1/2041	17,000,000		18,765,110

Puerto Rico Housing Bank and Finance Agency,
SFMR (Affordable Housing Mortgage)
6.25%, 4/1/2029 (Guaranteed; FNMA, GNMA)	270,000		277,814

University of Puerto Rico, University Revenues
5.375%, 6/1/2030 (Insured; MBIA)	3,450,000		3,496,748

Virgin Islands Public Finance Authority, Revenues,
Gross Receipts Taxes Loan Note:
6.375%, 10/1/2019	2,000,000		2,259,620
6.50%, 10/1/2024	3,000,000		3,399,060

Total Long-Term Municipal Investments
(cost $459.376,698)			490,687,971

Short-Term Municipal Investment--.2%

New Jersey:

New Jersey Economic Development Authority,
EDR, VRDN (Foreign Trade Zone Project)
2.35% (LOC; JPMorgan Chase Bank,
National Bank of New York)
(cost $1,000,000)	1,000,000	d	1,000,000

Total Investments (cost $460,376,698)	99.5%		491,687,971

Cash and Receivables (Net)	0.5%		2,325,364

Net Assets	100.0%		494,013,335

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities has been deemed to be liquid by the Investment Adviser. At March 31, 2005 these securities amounted to $31,506,175, 6.4% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)